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                MORGAN STANLEY U.S GOVERNMENT MONEY MARKET TRUST
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                                   April 5, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:    Morgan Stanley U.S. Government Money Market Trust
       File Number - 2-74980
       Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 30, 2004.

                                                   Very truly yours,
                                                   /s/ Bennett MacDougall
                                                   ----------------------
                                                   Bennett MacDougall
                                                   Assistant Secretary

cc:  Larry Greene
     Barry Fink